[LOGO OF EATON VANCE APPEARS HERE]

                  Investing

                  for the             [PHOTO OF STATUE OF LIBERTY APPEARS HERE]

                  21st

                  Century


         Annual Report December 31, 1997


[PHOTO OF GOVERNMENT BUILDING APPEARS HERE]

                                  EATON VANCE

                                  SHORT-TERM

                                   TREASURY

                                     FUND


                                  Eaton Vance

                     Global Management-Global Distribution


[PHOTO OF AMERICAN FLAG APPEARS HERE]

Eaton Vance Short-Term Treasury Fund as of December 31, 1997


INVESTMENT UPDATE


[PHOTO OF M. DOZIER GARDNER APPEARS HERE]

M. Dozier Gardner,
President

Investment Environment
--------------------------------------------------------------------------------

     The Economy

 .    1997 was a very good year for the U.S. economy, with gross domestic product
     (GDP) increasing at a 3.8% rate. This exceeded the 2%-2.5% forecast at the beginning of the year.

 .    Inflation was very low. The Consumer Price Index declined to 1.7% from 3.3%
     in 1996, while wholesale prices fell by 1.2%, the largest decline since
     1986.

 .    The growing economy continued to generate new jobs at a healthy rate, and unemployment remained low throughout the year, dropping to 4.7% in December from 5.4% in January.

 .    The combination of continued economic growth, low unemployment, and declining inflation has been unusual. Many economists, including Federal Reserve Chairman Alan Greenspan, attribute it to increasing global competition and higher productivity brought on by advances in technology.

     The Market

 .    The twelve-month period was generally positive and stable for short-term bonds. The exception was an increase in the Federal Funds target rate by 0.25% to 5.50% on March 25. The Fed Funds rate is the rate for interbank overnight loans and serves as a key interest rate barometer.

 .    As the chart to the right indicates, the yield on the six-month Treasury bill moved within a relatively narrow range during the year. The yield reached a low of 5.15% on February 14 and a high of 5.63% shortly after the Federal Reserve tightening in March. The average yield during the period was 5.40%.

The Fund
--------------------------------------------------------------------------------

     The Past Year

 .    During the year ended December 31, 1997, Eaton Vance Short-Term Treasury
     Fund had a total return of 5.0%.

 .    This return resulted from an increase in the Fund's net asset value to
     $64.88 per share on December 31, 1997 from $62.89 per share on December 31, 1996 and the reinvestment of $1.16 in income dividends.

     About The Fund

 .    The Fund presents an attractive compromise between low-risk, low-yielding money market funds and longer-term bond funds which have more credit and/or maturity risk. Long-term bond funds generally offer higher yields than do short-term bond funds.

 .    By investing solely in U.S. Treasury securities, the Fund enjoys top credit quality within its universe of taxable fixed-income mutual funds.


                           [LINE GRAPH APPEARS HERE]

12/31/97 Short-Term Treasury Fund
6 month Treasury Bill Yield : 1/1/97 - 12/31/97


       1/1/97         5.32
                      5.32
                      5.266
                      5.32
                      5.278
                      5.246
                      5.149
                      5.214
                      5.374
                      5.385
                      5.417
                      5.567
                      5.576
                      5.535
                      5.63
                      5.62
                      5.62
                      5.535
                      5.556
                      5.438
                      5.406
                      5.364
                      5.32
                      5.278
                      5.226
                      5.256
                      5.299
                      5.352
                      5.352
                      5.385
                      5.438
                      5.342
                      5.332
                      5.373
                      5.364
                      5.31
                      5.267
                      5.161
                      5.203
                      5.309
                      5.31
                      5.32
                      5.31
                      5.32
                      5.342
                      5.342
                      5.426
                      5.47
                      5.32
                      5.449
                      5.458
                      5.384
                      5.096
      12/31/97        5.181

--------------------------------------------------------------------------------
Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
--------------------------------------------------------------------------------

Eaton Vance Short-Term Treasury Fund as of December 31, 1997

FUND PERFORMANCE


                           [LINE GRAPH APPEARS HERE]

Comparison of Change in Value of a $10,000 Investment in Eaton Vance Short-Term Treasury Fund vs. the Merrill Lynch
182-day US Treasury Bill Index*

February 28, 1991 through December 31, 1997

                           Eaton Vance
                           Short Term             182 Day Treasury
       Date               Treasury Fund              Bill Index
     2/28/91                $10,000                    $10,000
     3/31/91                $10,044                    $10,059
     4/30/91                $10,099                    $10,124
     5/31/91                $10,145                    $10,172
     6/30/91                $10,183                    $10,218
     7/31/91                $10,232                    $10,278
     8/31/91                $10,276                    $10,340
     9/30/91                $10,322                    $10,399
    10/31/91                $10,365                    $10,457
    11/30/91                $10,409                    $10,520
    12/31/91                $10,451                    $10,587
     1/31/92                $10,480                    $10,623
     2/28/92                $10,506                    $10,654
     3/31/92                $10,536                    $10,686
     4/30/92                $10,570                    $10,741
     5/31/92                $10,594                    $10,781
     6/30/92                $10,627                    $10,824
     7/31/92                $10,665                    $10,878
     8/31/92                $10,687                    $10,912
     9/30/92                $10,713                    $10,961
    10/31/92                $10,733                    $10,971
    11/30/92                $10,752                    $10,995
    12/31/92                $10,780                    $11,039
     1/31/93                $10,804                    $11,080
     2/28/93                $10,822                    $11,109
     3/31/93                $10,844                    $11,142
     4/30/93                $10,866                    $11,172
     5/31/93                $10,883                    $11,190
     6/30/93                $10,909                    $11,223
     7/31/93                $10,931                    $11,254
     8/31/93                $10,953                    $11,290
     9/30/93                $10,977                    $11,321
    10/31/93                $10,997                    $11,346
    11/30/93                $11,018                    $11,374
    12/31/93                $11,034                    $11,414
     1/31/94                $11,058                    $11,451
     2/28/94                $11,080                    $11,462
     3/31/94                $11,106                    $11,490
     4/30/94                $11,130                    $11,508
     5/31/94                $11,161                    $11,540
     6/30/94                $11,191                    $11,591
     7/31/94                $11,219                    $11,640
     8/31/94                $11,255                    $11,685
     9/30/94                $11,290                    $11,718
    10/31/94                $11,334                    $11,771
    11/30/94                $11,378                    $11,806
    12/31/94                $11,419                    $11,857
     1/31/95                $11,511                    $11,934
     2/28/95                $11,592                    $12,004
     3/31/95                $11,648                    $12,065
     4/30/95                $11,705                    $12,129
     5/31/95                $11,789                    $12,202
     6/30/95                $11,848                    $12,266
     7/31/95                $11,900                    $12,329
     8/31/95                $11,954                    $12,389
     9/30/95                $12,001                    $12,441
    10/31/95                $12,063                    $12,502
    11/30/95                $12,120                    $12,563
    12/31/95                $12,196                    $12,632
     1/31/96                $12,263                    $12,695
     2/28/96                $12,283                    $12,740
     3/31/96                $12,315                    $12,784
     4/30/96                $12,361                    $12,835
     5/31/96                $12,410                    $12,888
     6/30/96                $12,456                    $12,943
     7/31/96                $12,509                    $13,000
     8/31/96                $12,555                    $13,058
     9/30/96                $12,611                    $13,126
    10/31/96                $12,666                    $13,189
    11/30/96                $12,718                    $13,247
    12/31/96                $12,768                    $13,303
     1/31/97                $12,820                    $13,361
     2/28/97                $12,861                    $13,423
     3/31/97                $12,900                    $13,475
     4/30/97                $12,958                    $13,539
     5/31/97                $13,027                    $13,612
     6/30/97                $13,080                    $13,678
     7/31/97                $13,139                    $13,741
     8/31/97                $13,186                    $13,797
     9/30/97                $13,251                    $13,867
    10/31/97                $13,304                    $13,930
    11/30/97                $13,350                    $13,981
    12/31/97                $13,406                    $14,045


Performance/+/
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                                                         5.0%
Five Years                                                       4.5
Life of Fund (2/4/91)                                            4.4
SEC Average Annual Total Returns
--------------------------------------------------------------------------------
One Year                                                         5.0%
Five Years                                                       4.5
Life of Fund (2/4/91)                                            4.4


* Source: Towers Data Systems, Bethesda, MD. Investment operations commenced 2/4/91. Index information is available only at month-end; therefore, the line comparison begins at the next month-end following the commencement of the Fund's investment operations

    The chart compares the Fund's total return with that of the Merrill Lynch 182-Day U.S. Treasury Bill Index, a widely recognized, unmanaged index of U.S. Treasury bills. Returns are calculated by determining the percentage change in net asset value with all distributions reinvested. The lines on the chart represent the total returns of $10,000 hypothetical investments in the Fund and the Merrill Lynch 182-Day U.S. Treasury Bill Index. The Index's total return does not reflect any commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.

/+/ Returns are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC Returns are calculated at net asset value - the Fund has no sales charge.
    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Eaton Vance Short-Term Treasury Fund as of December 31, 1997

PORTFOLIO OF INVESTMENTS


U.S. Treasury Obligation -- 83.7%


                                            Principal
                                            Amount
                                            (000
Security                                    omitted)               Value
--------------------------------------------------------------------------------
U.S. Treasury Bill, 0.00%, 4/2/98           $2,500                 $2,467,100
--------------------------------------------------------------------------------

Total U.S. Treasury Obligation
    (identified cost $2,467,897)                                   $2,467,100
--------------------------------------------------------------------------------

Total  Investments -- 83.7%
    (identified cost $2,467,897)                                   $2,467,100
--------------------------------------------------------------------------------

Other Assets, Less Liabilities -- 16.3%                            $  481,596
--------------------------------------------------------------------------------


Net Assets -- 100%                                                 $2,948,696
--------------------------------------------------------------------------------


                       See notes to financial statements

Eaton Vance Short-Term Treasury Fund  as of December 31, 1997

FINANCIAL STATEMENTS

Statement of Assets and Liabilities


As of December 31, 1997
Assets
--------------------------------------------------------------------------------
Investments, at value (Note 1A)
    (identified cost, $2,467,897)                                $ 2,467,100
Cash                                                                 471,378
Receivable for Fund shares sold                                       50,011
Receivable from Investment Adviser                                     1,850
--------------------------------------------------------------------------------
Total assets                                                     $ 2,990,339
--------------------------------------------------------------------------------


Liabilities
--------------------------------------------------------------------------------
Distributions payable                                           $        100
Payable to affiliate for Trustees' fees (Note 4)                       2,067
Accrued expenses                                                      39,476
--------------------------------------------------------------------------------
Total liabilities                                                $    41,643
--------------------------------------------------------------------------------
Net Assets for 45,446 shares of beneficial interest
    outstanding                                                  $ 2,948,696
--------------------------------------------------------------------------------


Sources of Net Assets
--------------------------------------------------------------------------------
Paid-in capital                                                  $ 2,957,508
Accumulated distributions in excess of realized gain
    (computed on the basis of identified cost)                        (8,015)
Net unrealized depreciation of investments (computed
    on the basis of identified cost)                                    (797)
--------------------------------------------------------------------------------
Total                                                            $ 2,948,696
--------------------------------------------------------------------------------


Net Asset Value, Offering Price and
Redemption Price Per Share
--------------------------------------------------------------------------------
($2,948,696 / 45,446 shares of
    beneficial interest outstanding)                             $     64.88
--------------------------------------------------------------------------------


Statement of Operations

For the Year Ended
December 31, 1997
Investment Income (Note 1B)
--------------------------------------------------------------------------------
Interest income                                                 $ 11,525,267
--------------------------------------------------------------------------------
Total investment income                                         $ 11,525,267
--------------------------------------------------------------------------------

Expenses
--------------------------------------------------------------------------------
Investment adviser fee (Note 4)                                 $    780,465
Compensation of Trustees not members of the
    Investment Adviser's organization (Note 4)                         5,940
Distribution fees (Note 5)                                           546,833
Custodian fee                                                         96,157
Printing and postage                                                   9,778
Legal and accounting services                                         23,340
Registration fees                                                     18,396
Transfer and dividend disbursing agent fees                           11,043
Miscellaneous                                                         10,423
--------------------------------------------------------------------------------
Total expenses                                                  $  1,502,375
--------------------------------------------------------------------------------
Deduct --
    Waiver of investment adviser fee (Note 4)                   $    214,339
--------------------------------------------------------------------------------
Total expense reductions                                        $    214,339
--------------------------------------------------------------------------------

Net expenses                                                    $  1,288,036
--------------------------------------------------------------------------------

Net investment income                                           $ 10,237,231
--------------------------------------------------------------------------------

Realized and Unrealized
Gain (Loss) on Investments
--------------------------------------------------------------------------------
Net realized gain (loss) --
    Investment transactions (identified cost basis)             $    268,633
--------------------------------------------------------------------------------
Net realized gain on investment transactions                    $    268,633
--------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
    Investments (identified cost basis)                         $       (325)
--------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
    of investments                                              $       (325)
--------------------------------------------------------------------------------

Net realized and unrealized gain on investments                 $    268,308
--------------------------------------------------------------------------------

Net increase in net assets from operations                      $ 10,505,539
--------------------------------------------------------------------------------


                       See notes to financial statements

Eaton Vance Short-Term Treasury Fund  as of December 31, 1997
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS CONT'D
--------------------------------------------------------------------------------
Statements of Changes in Net Assets

Increase (Decrease)                         Year Ended            Year Ended
in Net Assets                               December 31, 1997     December 31, 1996
-------------------------------------------------------------------------------------
From operations --
    Net investment income                       $  10,237,231         $   2,811,955
    Net realized gain on investments                  268,633                 9,176
    Net change in unrealized
        appreciation (depreciation)
        of investments                                   (325)              (11,605)
-------------------------------------------------------------------------------------

Net increase in net assets
    from operations                             $  10,505,539         $   2,809,526
-------------------------------------------------------------------------------------

Distributions to shareholders (Note 1C) --
    From net investment income                  $     (49,784)         $    (42,027)
-------------------------------------------------------------------------------------

Total distributions to shareholders             $     (49,784)        $     (42,027)
-------------------------------------------------------------------------------------

Transactions in shares of beneficial
    interest (Note 2) --
    Proceeds from sales of shares               $ 718,832,115         $ 185,940,130
    Net asset value of shares issued to
        shareholders in payment of
        distributions declared                         35,074                27,313
    Cost of shares redeemed                      (728,378,135)         (188,646,216)
-------------------------------------------------------------------------------------

Net decrease in net assets from Fund
     share transactions                         $  (9,510,946)        $  (2,678,773)
-------------------------------------------------------------------------------------

Net increase in net assets                      $     944,809         $      88,726
-------------------------------------------------------------------------------------


Net Assets
-------------------------------------------------------------------------------------
At beginning of year                            $   2,003,887         $   1,915,161
-------------------------------------------------------------------------------------
At end of year                                  $   2,948,696         $   2,003,887
-------------------------------------------------------------------------------------

                       See notes to financial statements

Eaton Vance Short-Term Treasury Fund as of December 31, 1997

FINANCIAL STATEMENTS CONT'D

Financial Highlights


                                                                                       Year Ended December 31,
                                                                   ----------------------------------------------------------------
                                                                     1997          1996         1995          1994         1993
------------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                                $ 62.89       $61.43       $ 57.52       $55.58        $54.30
------------------------------------------------------------------------------------------------------------------------------------


Income (loss) from operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                               $  3.07       $ 2.88       $  3.47       $ 1.80        $ 1.34
Net realized and unrealized gain (loss) on investments                 0.08           --          0.44         0.14         (0.06)
------------------------------------------------------------------------------------------------------------------------------------
Total income from operations                                        $  3.15       $ 2.88       $  3.91       $ 1.94        $ 1.28
------------------------------------------------------------------------------------------------------------------------------------


Less distributions
------------------------------------------------------------------------------------------------------------------------------------
From net investment income                                          $ (1.16)      $(1.42)      $    --       $   --        $   --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                 $ (1.16)      $(1.42)      $    --       $   --        $   --
------------------------------------------------------------------------------------------------------------------------------------

Net asset value -- End of year                                      $ 64.88       $62.89       $ 61.43       $57.52        $55.58
------------------------------------------------------------------------------------------------------------------------------------

Total Return/(1)/                                                      5.00%        4.69%         6.80%        3.49%         2.36%
------------------------------------------------------------------------------------------------------------------------------------


Ratios/Supplemental Data+
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's omitted)                             $ 2,949       $2,004       $ 1,915       $1,175        $1,743
Ratio of net expenses to average daily net assets/(2)/                 0.60%        0.61%         0.62%        0.84%         0.60%
Ratio of net expenses to average net assets after
    custodian fee reduction                                            0.60%        0.60%         0.60%          --            --
Ratio of net investment income to average daily net assets             4.74%        4.65%         5.25%        2.97%         2.48%
------------------------------------------------------------------------------------------------------------------------------------

+ The operating expenses of the Fund may reflect a reduction of the Investment Adviser fee and/or an allocation of expenses to the Investment Adviser. Had such actions not been taken, the ratios and net investment income (loss) per share would have been as follows:

Ratios (as a percentage of average daily net assets):
    Expenses                                                           0.70%        0.76%         0.89%        1.23%         0.70%
    Expenses after custodian fee reduction                             0.70%        0.75%         0.87%          --            --
    Net investment income                                              4.64%        4.50%         4.98%        2.58%         2.38%
Net investment income per share                                     $  3.00       $ 2.80       $  3.29       $ 1.56        $ 1.28
------------------------------------------------------------------------------------------------------------------------------------

NOTE: Certain of the per share amounts have been computed using the average shares outstanding method.

/(1)/ Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the ex-dividend date. Total return is not computed on an annualized basis.

/(2)/ The expense ratios for the year ended December 31, 1995 and thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for each of the years ended on or before December 31, 1994 have not been adjusted to reflect this change.


                       See notes to financial statements

Eaton Vance Short-Term Treasury Fund as of December 31, 1997

NOTES TO FINANCIAL STATEMENTS



1   Significant Accounting Policies
    ----------------------------------------------------------------------------
    Eaton Vance Short-Term Treasury Fund (the Fund) is a series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

    A Investment Valuations -- Debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Short-term obligations and money market securities maturing in 60 days or less are valued at amortized cost, which approximates value. Other assets are valued at fair value using methods determined in good faith by the Trustees.

    B Income -- Interest income is determined on the basis of interest accrued and discount earned, adjusted for amortization of discount when required for federal income tax purposes.

    C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Fund is not subject to Federal income or excise tax to the extent it distributes to shareholders each year its taxable net income, including any net realized gain on investments in accordance with the timing requirements imposed by the Code. Generally, no provision for federal income or excise tax is necessary. The Fund intends on its tax return to treat as a distribution of net investment income and realized capital gains the portion of redemption proceeds paid to redeeming shareholders that represents their share of the Fund's undistributed income and gains. At fiscal year-end, the Fund utilizes earnings and profits distributed to shareholders on redemptions of Fund shares as part of the dividends paid deduction for income tax purposes. This practice, which involves the use of equalization accounting, will have the effect of reducing the amount of income and gains that the Fund is required to distribute as a dividend to shareholders each year in order to relieve the Fund of any liability for federal income and excise tax.

    D Other -- Investment transactions are accounted for on the date the investments are purchased or sold. Dividends to shareholders are recorded on the ex-dividend date.

    E Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of expenses in the Statement of Operations.

    F Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2   Shares of Beneficial Interest
    ----------------------------------------------------------------------------
    The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:


                                                   Year Ended December 31,
                                              ----------------------------------
                                                    1997              1996
    ----------------------------------------------------------------------------
    Sales                                        11,131,083         2,983,499

    Issued to shareholders
        electing to receive
        payments of distributions
        in Fund shares                                  541               434

    Redemptions                                 (11,118,039)       (2,983,250)
    ----------------------------------------------------------------------------

    Net increase                                     13,585               683
    ----------------------------------------------------------------------------

Eaton Vance Short-Term Treasury Fund as of December 31, 1997

NOTES TO FINANCIAL STATEMENTS CONT'D

3 Purchases and Sales of Investments
  ------------------------------------------------------------------------------
  Purchases and sales (including maturities) of U.S. Government Securities, aggregated $2,019,986,782 and $2,031,643,561, respectively.

4 Investment Adviser Fee and Other Transaction with Affiliates
  ------------------------------------------------------------------------------
  The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for management and investment advisory services rendered to the Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sales of securities). For the year ended December 31, 1997, the fee was equivalent to 0.36% of the Fund's average net assets and amounted to $780,465. To enhance the net income of the Fund, EVM made a reduction of its fee in the amount of $214,339. Except as to Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. Certain of the officers and Trustees of the Fund are officers and directors/trustees of the above organizations. Trustees of the Fund that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 1997, no significant amounts have been deferred.

5 Distribution Plan
  ------------------------------------------------------------------------------
  The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan provides that the Fund will pay the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM, a quarterly distribution fee equal to 0.25% on an annual basis of the Fund's average daily net assets. EVD may pay up to the entire amount of the distribution fee to Authorized Firms for providing services to shareholders. The Plan is designed to compensate EVD and the Authorized Firms through which the Fund's shares are distributed. For the year ended December 31, 1997 the Fund paid $546,833 in distribution fees to EVD, and EVD in turn paid a substantial portion of this amount to Authorized Firms.

6 Line of Credit
  ------------------------------------------------------------------------------
  The Fund participates with other portfolios and funds managed by EVM and affiliates in a committed $100 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the portfolio or fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowing at an amount above the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the facility is allocated among the participating portfolios and funds at the end of each quarter. The Fund did not have any significant borrowings or allocated fees during the year.

7 Federal Income Tax Basis of Investments
  ------------------------------------------------------------------------------
  The cost and unrealized appreciation/depreciation in value of the investments owned at December 31, 1997, as computed on a federal income tax basis, are as follows:

       Aggregate cost                                           $2,480,657
  --------------------------------------------------------------------------
       Gross unrealized appreciation                            $      --
       Gross unrealized depreciation                                13,557
  --------------------------------------------------------------------------
       Net unrealized depreciation                              $   13,557
  --------------------------------------------------------------------------

Eaton Vance Short-Term Treasury Fund as of December 31, 1997

INDEPENDENT AUDITORS' REPORT

To the Trustees and Shareholders
of Eaton Vance Short-Term Treasury Fund:
--------------------------------------------------------------------------------
We have audited the accompanying statement of assets and liabilities of Eaton Vance Short-Term Treasury Fund (one of the series of Eaton Vance Mutual Funds Trust), including the portfolio of investments, as of December 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Short-Term Treasury Fund (one of the series of Eaton Vance Mutual Funds Trust) as of December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

                                  COOPERS & LYBRAND L.L.P.
                                  Boston, Massachusetts
                                  February 6, 1998

Eaton Vance Short-Term Treasury Fund as of December 31, 1997

INVESTMENT MANAGEMENT


Eaton Vance Short-Term Treasury Fund


               Officers                           Trustees
               M. Dozier Gardner                  Donald R. Dwight
               President and Trustee              President, Dwight Partners, Inc.

               James B. Hawkes                    Samuel L. Hayes, III
               Vice President and Trustee         Jacob H. Schiff Professor of Investment
                                                  Banking, Harvard University Graduate School of
                                                  Business Administration
               Michael B. Terry
               Vice President and                 Norton H. Reamer
               Portfolio Manager                  President and Director, United Asset
                                                  Management Corporation
               William H. Ahern, Jr.
               Vice President                     John L. Thorndike
                                                  Formerly Director, Fiduciary Company Incorporated
               Thomas J. Fetter
               Vice President                     Jack L. Treynor
                                                  Investment Adviser and Consultant
               James L. O'Connor
               Treasurer

               Alan R. Dynner
               Secretary

Investment Advisor
Eaton Vance Management
24 Federal Street
Boston, MA 02110

Principal Underwriter
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617) 482-8260

Custodian
Investors Bank & Trust Company
200 Clarendon Street, 16th Floor
Boston, MA 02116

Transfer Agent
First Data Investor Services Group
Attention:  Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123

Independent Auditors
Coopers & Lybrand L.L.P.
One Post Office Square
Boston, MA 02109




Eaton Vance Short-Term Treasury Fund
24 Federal Street
Boston, MA 02110

--------------------------------------------------------------------------------
This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.
--------------------------------------------------------------------------------
                                                                     T-TYSR-2/98